SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Net revenues:
Total net revenues	$ 156,498	$ 140,803	$ 108,513
Cost of revenues:
Total cost of revenues	130,864	111,277	91,616
Gross profit
Total gross profit	25,634	29,526	16,897
Kindergartens
Net revenues:
Total net revenues	124,175	105,679	78,766
Play-and-learn centers
Net revenues:
Total net revenues	26,777	29,871	25,390
Others
Net revenues:
Total net revenues	5,546	5,253	4,357
Operating segments
Net revenues:
Total net revenues	156,498	140,803	108,513
Cost of revenues:
Total cost of revenues	130,864	111,277	91,616
Gross profit
Total gross profit	25,634	29,526	16,897
Operating segments | Kindergartens
Net revenues:
Total net revenues	124,175	105,679	78,766
Cost of revenues:
Total cost of revenues	108,140	88,281	68,491
Gross profit
Total gross profit	16,035	17,398	10,275
Operating segments | Play-and-learn centers
Net revenues:
Total net revenues	26,777	29,871	25,390
Cost of revenues:
Total cost of revenues	15,694	18,129	17,320
Gross profit
Total gross profit	11,083	11,742	8,070
Operating segments | Others
Net revenues:
Total net revenues	5,546	5,253	4,357
Cost of revenues:
Total cost of revenues	7,030	4,867	5,805
Gross profit
Total gross profit	$ (1,484)	$ 386	$ (1,448)